Intangible Assets and Contract Liabilities - Amortization of Contract Liabilities Classified Under Time Charter and Bareboat Revenues (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization of contract liabilities
Remainder of 2022	$ 759
2023	651
Total	$ 1,410	$ 2,169	$ 3,686